CONVERTIBLE SECURED PROMISSORY NOTE (Details Textual)			1 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	May. 09, 2014 $ / shares	Dec. 08, 2011 CAD	Feb. 28, 2014	Feb. 28, 2012 CAD	Jun. 30, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	May. 09, 2014 CAD / shares
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Debt Instrument, Maturity Date					Feb. 28, 2014
Debt Instrument, Basis Spread on Variable Rate					1.00%	1.00%
Interest Expense, Debt						$ 0	$ 0	$ 19,223	$ 0
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt | CAD		CAD 61,500
Proceeds From Issuance Of Additional Debt | CAD				CAD 60,000
Debt Instrument, Face Amount				CAD 121,500				$ 105,262
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument, Description			convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing					convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing
Debt Instrument, Maturity Date								Feb. 28, 2014
Debt Instrument, Convertible, Beneficial Conversion Feature					CAD 27,677			$ 27,677
Debt Instrument, Basis Spread on Variable Rate			0.00%	1.00%
Debt Instrument, Unamortized Discount								16,238
Interest Expense, Debt						$ 27,677	$ 55,647	$ 3,939	$ 7,282
Fair Value Inputs, Discount Rate	20.00%
Debt Instrument, Convertible, Conversion Price | (per share)	$ 0.81									CAD 0.90